UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22771

Oppenheimer Global Real Estate Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: April 30

Date of reporting period: 7/31/2017

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS July 31, 2017 Unaudited

	Shares	Value

Common Stocks—99.1%

Consumer Discretionary—2.6%

Hotels, Restaurants & Leisure—1.9%
Hilton Worldwide Holdings, Inc.	15,393	$962,524

Household Durables—0.7%
Sekisui House Residential Investment Corp.	333	346,153

Financials—96.5%

Real Estate Investment Trusts (REITs)—69.7%

Diversified REITs—3.5%
ICADE	4,750	408,035

Land Securities Group plc	47,940	645,743

Mapletree Greater China Commercial Trust	517,000	423,380

STORE Capital Corp.	13,634	318,899

		1,796,057

Health Care REITs—7.0%
Medical Properties Trust, Inc.	23,170	300,747

Omega Healthcare Investors, Inc.	10,470	330,747

Physicians Realty Trust	56,006	1,042,832

Ventas, Inc.	8,180	550,923

Welltower, Inc.	18,360	1,347,440

		3,572,689

Hotel & Resort REITs—0.6%
Park Hotels & Resorts, Inc.	10,840	291,921

Industrial REITs—9.4%
Ascendas Real Estate Investment Trust	243,000	483,787

Duke Realty Corp.	23,048	658,942

Goodman Group	141,100	899,853

Mapletree Industrial Trust	265,000	362,705

Prologis, Inc.	32,652	1,985,568

Pure Industrial Real Estate Trust	79,060	403,940

		4,794,795

Office REITs—8.8%
Boston Properties, Inc.	8,964	1,083,837

Cousins Properties, Inc.	46,480	427,151

Derwent London plc	4,160	156,327

	Shares	Value

Office REITs (Continued)

Dexus	63,700	$478,657

Great Portland Estates plc	25,859	205,375

Highwoods Properties, Inc.	3,113	160,382

Hudson Pacific Properties, Inc.	13,490	441,393

Kilroy Realty Corp.	10,572	733,803

Orix JREIT, Inc.	146	221,709

Paramount Group, Inc.	36,373	595,426

		4,504,060

Residential REITs—10.6%
American Homes 4 Rent, Cl. A	30,475	701,230

AvalonBay Communities, Inc.	4,467	859,227

Equity Residential	18,530	1,261,152

Invincible Investment Corp.	618	277,026

Invitation Homes, Inc.	17,990	383,547

Mid-America Apartment Communities, Inc.	8,082	836,729

Starwood Waypoint Homes	31,433	1,098,898

		5,417,809

Retail REITs—20.8%
Acadia Realty Trust	26,352	783,708

Agree Realty Corp.	10,600	521,202

Charter Hall Retail REIT	162,000	531,893

Hammerson plc	45,800	347,111

Japan Retail Fund Investment Corp.	364	695,383

Kimco Realty Corp.	21,590	435,686

LaSalle Logiport REIT	262	263,570

Macerich Co. (The)	9,287	532,981

Mapletree Commercial Trust	446,000	528,221

Realty Income Corp.	5,760	328,666

Regency Centers Corp.	16,027	1,061,308

Scentre Group	103,300	341,710

Simon Property Group, Inc.	9,880	1,565,980

Unibail-Rodamco SE	4,895	1,224,520

Vastned Retail NV	5,102	232,976

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STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Retail REITs (Continued)

Vicinity Centres	264,900	$583,874

Wereldhave NV	7,671	371,568

Westfield Corp.	36,679	225,779

		10,576,136

Specialized REITs—9.0%
CapitaLand Retail China Trust	354,000	433,634

Crown Castle International Corp.	5,380	541,120

CubeSmart	17,560	433,030

Digital Realty Trust, Inc.	7,870	907,726

Equinix, Inc.	1,590	716,661

Extra Space Storage, Inc.	8,554	680,043

Gaming & Leisure Properties, Inc.	10,300	390,782

GEO Group, Inc. (The)	16,941	497,218

		4,600,214

Real Estate Management & Development—26.8%

Diversified Real Estate Activities—9.2%
Ayala Land, Inc.	271,700	226,053

Mitsubishi Estate Co. Ltd.	61,000	1,110,949

Mitsui Fudosan Co. Ltd.	53,000	1,219,334

StorageVault Canada, Inc.	130,430	240,617

Sumitomo Realty & Development Co. Ltd.	21,000	637,291

Sun Hung Kai Properties Ltd.	81,000	1,255,338

		4,689,582

Real Estate Development—7.7%
Central Pattana PCL	92,300	192,758

Cheung Kong Property Holdings Ltd.	48,000	388,488

China Overseas Land & Investment Ltd.	170,000	576,114

China Vanke Co. Ltd., Cl. H	174,972	516,429

Ciputra Development Tbk PT	940,600	73,015

	Shares	Value

Real Estate Development (Continued)

Country Garden Holdings Co. Ltd.	282,000	$394,410

Inmobiliaria Colonial SA	82,270	769,156

Longfor Properties Co. Ltd.	210,000	527,759

New World Development Co. Ltd.	365,000	492,973

		3,931,102

Real Estate Operating Companies—9.9%
Carmila	4,890	139,062

Castellum AB	16,783	260,869

Fabege AB	20,109	397,249

Hongkong Land Holdings Ltd.	39,800	299,143

Hufvudstaden AB, Cl. A	14,986	260,963

Hulic Co. Ltd.	67,400	712,167

Hysan Development Co. Ltd.	97,000	469,566

SM Prime Holdings, Inc.	310,000	214,349

Unite Group plc (The)	62,990	557,612

Vonovia SE	43,206	1,751,562

		5,062,542

Total Common Stocks (Cost $44,911,338)		50,545,584

Investment Company—0.8%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 0.94%[1,2] (Cost $409,822)	409,822	409,822

Total Investments, at Value (Cost $45,321,160)	99.9%	50,955,406

Net Other Assets (Liabilities)	0.1	45,136

Net Assets	100.0%	$51,000,542

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Footnotes to Statement of Investments

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares April 30, 2017	Gross Additions	Gross Reductions	Shares July 31, 2017
Oppenheimer Institutional Government Money Market Fund, Cl. E	468,261	4,597,414	4,655,853	409,822

			Value	Income
Oppenheimer Institutional Government Money Market Fund, Cl. E			$409,822	$1,770

2. Rate shown is the 7-day yield at period end.

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent

United States	$26,179,251	51.4%
Japan	5,483,583	10.8
Australia	3,061,766	6.0
Hong Kong	2,905,508	5.7
Singapore	2,231,727	4.4
China	2,014,712	3.9
United Kingdom	1,912,167	3.7
France	1,771,618	3.5
Germany	1,751,562	3.4
Sweden	919,081	1.8
Spain	769,156	1.5
Canada	644,557	1.3
Netherlands	604,544	1.2
Philippines	440,401	0.9
Thailand	192,758	0.4
Indonesia	73,015	0.1

Total	$50,955,406	100.0%

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NOTES TO STATEMENT OF INVESTMENTS July 31, 2017 Unaudited

1. Organization

Oppenheimer Global Real Estate Fund (the “Fund”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified open-end management investment company. The Fund’s investment objective is to seek total return. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc, (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI. The Sub-Advisor has entered into a sub-sub-advisory agreement with Barings LLC, formerly Barings Real Estate Advisers LLC, (the “Sub-Sub-Adviser”), an indirect, wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company, the parent of OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1) Value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close as described in Note 3.

(2) Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the

4          OPPENHEIMER GLOBAL REAL ESTATE FUND

3. Securities Valuation (Continued)

principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Securities for which market quotations are not readily available or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

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NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$962,524	$346,153	$—	$1,308,677
Financials	25,451,462	23,785,445	—	49,236,907
Investment Company	409,822	—	—	409,822

Total Assets	$26,823,808	$24,131,598	$—	$50,955,406

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

4. Investments and Risks

Risks of Foreign Investing. The Fund may invest in foreign securities which are subject to special risks. Securities traded in foreign markets may be less liquid and more volatile than those traded in U.S. markets. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company’s operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of investments denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those investments. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company’s assets, or other political and economic factors. In addition, due to the inter-relationship of global economies and financial markets, changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. Foreign securities may trade on weekends or other days when the Fund does not price its shares. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Foreign securities and foreign currencies held in

6          OPPENHEIMER GLOBAL REAL ESTATE FUND

4. Investments and Risks (Continued)

foreign banks and securities depositories may be subject to limited or no regulatory oversight.

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/ or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

Concentration Risk. Concentration risk is the risk that the Fund’s investments in securities of companies in one industry may cause it to be more exposed to changes in that industry or market sector as compared to a more broadly diversified fund.

The Fund invests primarily in the real estate industry.

7          OPPENHEIMER GLOBAL REAL ESTATE FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

8          OPPENHEIMER GLOBAL REAL ESTATE FUND

6. Federal Taxes (Continued)

Federal tax cost of securities	$45,830,535
Federal tax cost of other investments	(201,804)

Total federal tax cost	$45,628,731

Gross unrealized appreciation	$6,162,451
Gross unrealized depreciation	(1,041,322)

Net unrealized appreciation	$5,121,129

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Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 7/31/2017, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Global Real Estate Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz Principal Executive Officer
Date:	9/12/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz Principal Executive Officer
Date:	9/12/2017

By:	/s/ Brian S. Petersen
Brian S. Petersen Principal Financial Officer
Date:	9/12/2017